Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 96,497	$ (6,488)	$ 136,660
Prepaid expenses and other	9,690	(10,607)	(1,618)
Accounts payable	(10,705)	(24,727)	(17,643)
Accrued liabilities and other	(57,149)	29,531	(56,768)
Total	$ 38,333	$ (12,291)	$ 60,631